Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2018
Significant accounting policies [Abstract]
Basis of consolidation
a. Basis of consolidation

Subsidiaries

Subsidiaries are all entities (including special purpose entities) that are controlled by the Company. Control exists when the Company is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through power over the entity. In assessing control, potential voting rights are considered only if the rights are substantive. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases. For the purpose of preparing these consolidated financial statements, the accounting policies of subsidiaries have been changed where necessary to align them with the policies adopted by the Company.

Joint arrangements (equity accounted investees)

Joint arrangements are those arrangements over which the Company has joint control, established by contractual agreement and requiring unanimous consent for strategic financial and operating decisions.

A joint arrangement is either a joint operation or a joint venture. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

Investments in associates and joint ventures are accounted for using the equity method and are initially recognized at cost. The carrying value of the Company’s investment includes goodwill identified on acquisition, net of any accumulated impairment losses. The Company does not consolidate entities where the non-controlling interest (“NCI”) holders have certain significant participating rights that provide for effective involvement in significant decisions in the ordinary course of business of such entities. Investments in such entities are accounted by the equity method of accounting. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest (including any long-term investments) is reduced to zero and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

For the purpose of preparing these consolidated financial statements, the accounting policies of joint ventures have been changed where necessary to align them with the policies adopted by the Company.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in full while preparing these consolidated financial statements. Unrealized gains or losses arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee.

Acquisition of non-controlling interests

Acquisition of some or all of the NCI is accounted for as a transaction with equity holders in their capacity as equity holders. Consequently, the difference arising between the fair value of the purchase consideration paid and the carrying value of the NCI is recorded as an adjustment to retained earnings that is attributable to the parent company. The associated cash flows are classified as financing activities. No goodwill is recognized as a result of such transactions.

Loss of Control

Upon loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any NCIs and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in the consolidated income statement. If the Company retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. Subsequently, it is accounted for as an equity-accounted investee or as an available-for-sale financial asset, depending on the level of influence retained.

Foreign currency
b. Foreign currency

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of entities within the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the exchange rate at that date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are recognized in the consolidated income statement in the period in which they arise.

However, foreign currency differences arising from the translation of the following items are recognized in other comprehensive income (“OCI”):

-	available-for-sale financial assets (except on impairment, in which case foreign currency differences that have been recognized in OCI are reclassified to the consolidated income statement);

-	a financial liability designated as a hedge of the net investment in a foreign operation, to the extent that the hedge is effective; and

-	qualifying cash flow hedges, to the extent that the hedges are effective.

When several exchange rates are available, the rate used is that at which the future cash flows represented by the transaction or balance could have been settled if those cash flows had occurred at the measurement date.

Foreign operations

Foreign exchange gains and losses arising from a monetary item receivable from a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of the net investment in the foreign operation and are recognized in OCI and presented within equity as a part of foreign currency translation reserve (“FCTR”).

In case of foreign operations whose functional currency is different from the parent company’s functional currency, the assets and liabilities of such foreign operations, including goodwill and fair value adjustments arising upon acquisition, are translated to the reporting currency at exchange rates at the reporting date. The income and expenses of such foreign operations are translated to the reporting currency at the monthly average exchange rates prevailing during the year. Resulting foreign currency differences are recognized in OCI and presented within equity as part of FCTR. When a foreign operation is disposed of, in part or in full, such that control, significant influence or joint control is lost, the relevant amount in the FCTR is transferred to the consolidated income statement.

Financial instruments
c. Financial instruments

Non-derivative financial instruments

Non-derivative financial instruments consist of investments in mutual funds, bonds, equity securities, trade and other receivables, cash and cash equivalents, loans and borrowings, trade and other payables and certain other assets and liabilities.

Non-derivative financial instruments are recognized initially at fair value plus any directly attributable transaction costs, except for those instruments that are designated as being fair value through profit and loss upon initial recognition. Subsequent to initial recognition, non-derivative financial instruments are measured as described below.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and short-term, highly liquid investments that are readily convertible into known amounts of cash and which are subject to insignificant risk of changes in value. For this purpose, “short-term” means investments having original maturities of three months or less from the date of investment. Bank overdrafts that are repayable on demand form an integral part of the Company’s cash management and are included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

Held-to-maturity investments

Held-to-maturity investments consist of investments in bonds with fixed or determinable payments and fixed maturity that the Company has the positive intention and the ability to hold to maturity. Such investments are initially measured at fair value, with subsequent measurements made at amortized cost using the effective interest rate method.

Other investments

Other investments consist of term deposits with original maturities of more than three months, and investments in mutual funds and equity securities.

Investments in mutual funds and equity securities are classified as available-for-sale financial assets. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses, are recognized in OCI and presented within equity under “fair value reserve”. When an investment is derecognized, the cumulative gain or loss in equity is transferred to the consolidated income statement.

Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Trade payables are classified as current liabilities if payment is expected within one year or within the normal operating cycle of the business. After initial recognition, trade payables are recognized at amortized cost using the effective interest rate method.

Trade receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. Trade receivables are classified as current assets if the collection is expected within one year or within the normal operating cycle of the business. After initial recognition, trade receivables are recognized at amortized cost using effective interest rate method.

Debt instruments and other financial liabilities

The Company initially recognizes debt instruments issued on the date that they originate. All other financial liabilities are recognized initially on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument. These are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Other non-derivative financial instruments

Other non-derivative financial instruments are initially recognized at fair value. Subsequent to initial recognition, these assets are measured at amortized cost using the effective interest method, less any impairment losses.

De-recognition of financial assets and liabilities

The Company derecognizes a financial asset when the contractual right to the cash flows from that asset expires, or when it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing, at amortized cost, for the proceeds received.

The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expired. The difference between the carrying amount of the derecognized financial liability and the consideration paid is recognized as profit or loss in the consolidated income statement.

Offsetting financial assets and liabilities

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company has a legal right and ability to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Derivative financial instruments

The Company is exposed to exchange rate risk which arises from its foreign exchange revenues and expenses, primarily in U.S. dollars, U.K. pounds sterling, Russian roubles, Brazilian reals, South African rands (“ZAR”), Romanian new leus (“RON”) and Euros, and foreign currency debt in U.S. dollars, Russian roubles, Ukrainian hryvnias and Euros.

The Company uses foreign exchange forward contracts, option contracts and swap contracts (derivative financial instruments) to mitigate its risk of changes in foreign currency exchange rates. The Company also uses non-derivative financial instruments as part of its foreign currency exposure risk mitigation strategy.

Hedges of highly probable forecast transactions

The Company classifies its derivative financial instruments that hedge foreign currency risk associated with highly probable forecast transactions as cash flow hedges and measures them at fair value. The effective portion of such cash flow hedges is recognized in OCI and presented within equity under “hedging reserve” and reclassified to the consolidated income statement as revenue in the period corresponding to the occurrence of such transactions. The ineffective portion of such cash flow hedges is recorded in the consolidated income statement as finance expense immediately.

The Company also designates certain non-derivative financial liabilities, such as foreign currency borrowings from banks, as hedging instruments for hedge of foreign currency risk associated with highly probable forecast transactions. Accordingly, the Company applies cash flow hedge accounting to such relationships. Re-measurement gain/loss on such non-derivative financial liabilities is recognized in OCI and presented within equity under “hedging reserve” and reclassified to the consolidated income statement as revenue in the period corresponding to the occurrence of the forecast transactions.

Upon initial designation of a hedging instrument, the Company formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 80%-125% relative to the gain or loss on the hedged items. For cash flow hedges to be “highly effective”, a forecast transaction that is the subject of the hedge must be highly probable and must present an exposure to variations in cash flows that could ultimately affect profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in OCI, remains there until the forecast transaction occurs. If the forecast transaction is no longer expected to occur, then the balance in OCI is recognized immediately in the consolidated income statement.

Hedges of recognized assets and liabilities

Changes in the fair value of derivative contracts that economically hedge monetary assets and liabilities in foreign currencies, and for which no hedge accounting is applied, are recognized in the consolidated income statement. The changes in fair value of such derivative contracts, as well as the foreign exchange gains and losses relating to the monetary items, are recognized as part of “finance income/(expense), net” in the consolidated income statement.

Hedges of changes in the interest rates

Consistent with its risk management policy, the Company uses interest rate swaps to mitigate the risk of changes in interest rates. The Company does not use them for trading or speculative purposes.

Business combinations
d. Business combinations

The Company uses the acquisition method of accounting to account for business combinations that occurred on or after April 1, 2009. The acquisition date is the date on which control is transferred to the acquirer. Judgment is applied in determining the acquisition date and determining whether control is transferred from one party to another. Control exists when the Company is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through power over the entity. In assessing control, potential voting rights are considered only if the rights are substantive. The Company measures goodwill as of the applicable acquisition date at the fair value of the consideration transferred, including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount of the identifiable assets acquired and liabilities assumed. When the fair value of the net identifiable assets acquired and liabilities assumed exceeds the consideration transferred, a bargain purchase gain is recognized immediately in the consolidated income statement. Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Company to the previous owners of the acquiree, and equity interests issued by the Company. Consideration transferred also includes the fair value of any contingent consideration. Consideration transferred does not include amounts related to the settlement of pre-existing relationships. Any goodwill that arises on account of such business combination is tested annually for impairment.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not re-measured and the settlement is accounted for within equity. Otherwise, other contingent consideration is re-measured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recorded in the consolidated income statement.

A contingent liability of the acquiree is assumed in a business combination only if such a liability represents a present obligation and arises from a past event, and its fair value can be measured reliably.

On an acquisition-by-acquisition basis, the Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. Transaction costs that the Company incurs in connection with a business combination, such as finder’s fees, legal fees, due diligence fees and other professional and consulting fees, are expensed as incurred.

Property, plant and equipment
e. Property, plant and equipment

Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and other costs directly attributable to bringing the asset to a working condition for its intended use. Borrowing costs that are directly attributable to the construction or production of a qualifying asset are capitalized as part of the cost of that asset.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses upon disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized net within “Other (income)/expense, net” in the consolidated income statement.

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The costs of repairs and maintenance are recognized in the consolidated income statement as incurred.

Items of property, plant and equipment acquired through exchange of non-monetary assets are measured at fair value, unless the exchange transaction lacks commercial substance or the fair value of either the asset received or asset given up is not reliably measurable, in which case the asset exchanged is recorded at the carrying amount of the asset given up.

Depreciation

Depreciation is recognized in the consolidated income statement on a straight line basis over the estimated useful lives of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives. The depreciation expense is included in the costs of the functions using the asset. Land is not depreciated.

Leasehold improvements are depreciated over the period of the lease agreement or the useful life, whichever is shorter.

Depreciation methods, useful lives and residual values are reviewed at each reporting date. The estimated useful lives are as follows:

Buildings
- Factory and administrative buildings	20 - 50 years
- Ancillary structures	3 - 15 years
Plant and equipment	3 - 15 years
Furniture, fixtures and office equipment	4 - 10 years
Vehicles	4 - 5 years
Computer equipment	3 - 5 years

Software for internal use, which is primarily acquired from third-party vendors and which is an integral part of a tangible asset, including consultancy charges for implementing the software, is capitalized as part of the related tangible asset. Subsequent costs associated with maintaining such software are recognized as expense as incurred. The capitalized costs are amortized over the estimated useful life of the software or the remaining useful life of the tangible fixed asset, whichever is lower.

Advances paid towards the acquisition of property, plant and equipment outstanding at each reporting date and the cost of property, plant and equipment not ready to use before such date are disclosed under capital work-in-progress. Assets not ready for use are not depreciated.

Goodwill and other intangible assets
f. Goodwill and other intangible assets

Recognition and measurement
Goodwill
Goodwill represents the excess of consideration transferred, together with the amount of non-controlling interest in the acquiree, over the fair value of the Company’s share of identifiable net assets acquired.
Goodwill is measured at cost less accumulated impairment losses. In respect of equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment, and any impairment loss on such an investment is not allocated to any asset, including goodwill, that forms part of the carrying value of the equity accounted investee.

Other intangible assets	Other intangible assets that are acquired by the Company and that have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses.
Research and development
Expenditures on research activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding are recognized in the consolidated income statement when incurred.
Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if:
•      development costs can be measured reliably;
•      the product or process is technically and commercially feasible;
•      future economic benefits are probable; and
•      the Company intends to, and has sufficient resources, to complete development and to use or sell the asset.
The expenditures to be capitalized include the cost of materials and other costs directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in the consolidated income statement as incurred. As of March 31, 2018, none of the development expenditure amounts has met the aforesaid recognition criteria.

Separate acquisition of intangible assets
Payments to third parties that generally take the form of up-front payments and milestones for in-licensed products, compounds and intellectual property are capitalized. The Company’s criteria for capitalization of such assets are consistent with the guidance given in paragraph 25 of International Accounting Standard 38 (“IAS 38”) (i.e., the receipt of economic benefits embodied in each intangible asset separately purchased or licensed in the transaction is considered to be probable).

In-Process Research and Development assets (“IPR&;D”)
Acquired research and development intangible assets that are under development are recognized as In-Process Research and Development assets (“IPR&;D”).  IPR&;D assets are not amortized, but evaluated for potential impairment on an annual basis or when there are indications that the carrying value may not be recoverable. Any impairment charge on such IPR&;D assets is recorded in the consolidated income statement under "Research and Development expenses".

Subsequent expenditure
Other intangible assets
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures, including expenditures on internally generated goodwill and brands, is recognized in the consolidated income statement as incurred.

IPR&;D assets
Subsequent expenditure on an IPR&;D project acquired separately or in a business combination and recognized as an intangible asset is:
•      recognized as an expense when incurred, if it is a research expenditure;
•     recognized as an expense when incurred, if it is a development expenditure that does not satisfy the criteria for recognition as an intangible asset in paragraph 57 of IAS 38; and
•     added to the carrying amount of the acquired in-process research or development project, if it is a development expenditure that satisfies the recognition criteria in paragraph 57 of IAS 38.

Amortization

Amortization is recognized in the consolidated income statement on a straight-line basis over the estimated useful lives of intangible assets. Intangible assets that are not available for use are amortized from the date they are available for use.

The estimated useful lives are as follows:

Trademarks	3 - 12 years
Product related intangibles	5 - 15 years
Customer-related intangibles	1 - 11 years
Technology related intangibles	3 - 13 years
Other intangibles	3 - 15 years

The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at each reporting date.

Intangible assets relating to products in development, other intangible assets not available for use and intangible assets having indefinite useful life are subject to impairment testing at each reporting date. All other intangible assets are tested for impairment when there are indications that the carrying value may not be recoverable. All impairment losses are recognized immediately in the consolidated income statement.

De-recognition of intangible assets

Intangible assets are de-recognized either on their disposal or where no future economic benefits are expected from their use. Losses arising on such de-recognition are recorded in the consolidated income statement, and are measured as the difference between the net disposal proceeds, if any, and the carrying amount of respective intangible assets as at the date of de-recognition.

Leases
g. Leases

At the inception of each lease, the lease arrangement is classified as either a finance lease or an operating lease, based on the substance of the lease arrangement.

Finance leases

A finance lease is recognized as an asset and a liability at the commencement of the lease, at the lower of the fair value of the asset and the present value of the minimum lease payments. Initial direct costs, if any, are also capitalized and, subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding lease liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Operating leases

Other leases are operating leases, and the leased assets are not recognized on the Company’s statements of financial position. Payments made under operating leases are recognized in the consolidated income statement on a straight-line basis over the term of the lease.

Operating lease incentives received from the landlord are recognized as a reduction of rental expense on a straight line basis over the lease term.

Inventories
h. Inventories

Inventories consist of raw materials, stores and spares, work in progress and finished goods and are measured at the lower of cost and net realizable value. The cost of all categories of inventories is based on the weighted average method. Cost includes expenditures incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition. In the case of finished goods and work in progress, cost includes an appropriate share of overheads based on normal operating capacity. Stores and spares consists of packing materials, engineering spares (such as machinery spare parts) and consumables (such as lubricants, cotton waste and oils), which are used in operating machines or consumed as indirect materials in the manufacturing process.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

The factors that the Company considers in determining the provision for slow moving, obsolete and other non-saleable inventory include estimated shelf life, planned product discontinuances, price changes, aging of inventory and introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. The Company considers all these factors and adjusts the inventory provision to reflect its actual experience on a periodic basis.

Impairment
i. Impairment

Financial assets

A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount, and the present value of the estimated future cash flows discounted at the original effective interest rate. An impairment loss in respect of an available-for-sale financial asset is calculated by reference to its fair value.

Significant financial assets are tested for impairment on an individual basis. All impairment losses/(reversals of impairment losses) are recognized in the consolidated income statement.

When the fair value of available-for-sale financial assets declines below acquisition cost and there is objective evidence that the asset is impaired, the cumulative loss that has been recognized in OCI is transferred to the consolidated income statement. An impairment loss may be reversed in subsequent periods, if the indicators for the impairment no longer exist. Such reversals are recognized in OCI.

Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill and intangible assets that have indefinite lives or that are not yet available for use, an impairment test is performed each year at March 31.

The recoverable amount of an asset or cash-generating unit (as defined below) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the cash-generating unit. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

The goodwill acquired in a business combination is, for the purpose of impairment testing, allocated to cash-generating units that are expected to benefit from the synergies of the combination.

An impairment loss is recognized in the consolidated income statement if the estimated recoverable amount of an asset or its cash-generating unit is lower than its carrying amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amount of the other assets in the unit on a pro-rata basis.

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Goodwill that forms part of the carrying amount of an investment in an associate is not recognized separately, and therefore is not tested for impairment separately. Instead, the entire amount of the investment in an associate is tested for impairment as a single asset when there is objective evidence that the investment in an associate may be impaired.

An impairment loss in respect of equity accounted investee is measured by comparing the recoverable amount of investment with its carrying amount. An impairment loss is recognized in the consolidated income statement, and reversed if there has been a favorable change in the estimates used to determine the recoverable amount.

Employee benefits
j. Employee benefits

Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Defined contribution plans

The Company’s contributions to defined contribution plans are charged to the consolidated income statement as and when the services are received from the employees.

Defined benefit plans

The liability in respect of defined benefit plans and other post-employment benefits is calculated using the projected unit credit method consistent with the advice of qualified actuaries. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related defined benefit obligation. In countries where there is no deep market in such bonds, the market interest rates on government bonds are used. The current service cost of the defined benefit plan, recognized in the consolidated income statement in employee benefit expense, reflects the increase in the defined benefit obligation resulting from employee service in the current year, benefit changes, curtailments and settlements. Past service costs are recognized immediately in the consolidated income statement. The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the consolidated income statement. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in OCI in the period in which they arise.

When the benefits under a plan are changed or when a plan is curtailed, the resulting change in benefit that relates to past service or the gain or loss on curtailment is recognized immediately in the consolidated income statement. The Company recognizes gains or losses on the settlement of a defined benefit plan obligation when the settlement occurs.

Termination benefits

Termination benefits are recognized as an expense in the consolidated income statement when the Company is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense in the consolidated income statement if the Company has made an offer encouraging voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably.

Other long-term employee benefits

The Company’s net obligation in respect of other long term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and previous periods. That benefit is discounted to determine its present value. Re-measurements are recognized in the consolidated income statement in the period in which they arise.

Compensated absences

The Company’s current policies permit certain categories of its employees to accumulate and carry forward a portion of their unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof in accordance with the terms of such policies. The Company measures the expected cost of accumulating compensated absences as the additional amount that the Company incurs as a result of the unused entitlement that has accumulated at the reporting date. Such measurement is based on actuarial valuation as at the reporting date carried out by a qualified actuary.

Equity settled share-based payment transactions

The grant date fair value of options granted to employees is recognized as an employee expense in the consolidated income statement, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the options. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. The expense is recorded for each separately vesting portion of the award as if the award was, in substance, multiple awards. The increase in equity recognized in connection with share-based payment transaction is presented as a separate component in equity under “share-based payment reserve”. The amount recognized as an expense is adjusted to reflect the actual number of stock options that vest.

Cash settled share-based payment transactions

The fair value of the amount payable to employees in respect of share-based payment transactions which are settled in cash is recognized as an expense, with a corresponding increase in liabilities, over the period during which the employees become unconditionally entitled to payment. The liability is re-measured at each reporting date and at the settlement date based on the fair value of the share-based payment transaction. Any changes in the liability are recognized in the consolidated income statement.

Provisions
k. Provisions

A provision is recognized in the consolidated income statement if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Restructuring

A provision for restructuring is recognized in the consolidated income statement when the Company has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating costs are not provided.

Onerous contracts

A provision for onerous contracts is recognized in the consolidated income statement when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

Reimbursement rights

Expected reimbursements for expenditures required to settle a provision are recognized in the consolidated income statement only when receipt of such reimbursements is virtually certain. Such reimbursements are recognized as a separate asset in the statement of financial position, with a corresponding credit to the specific expense for which the provision has been made.

Contingent liabilities and contingent assets

A disclosure for a contingent liability is made when there is a possible obligation or a present obligation that may, but probably will not, require an outflow of resources. Where there is a possible obligation or a present obligation in respect of which the likelihood of outflow of resources is remote, no provision or disclosure is made.

Contingent assets are not recognized in the financial statements. However, contingent assets are assessed continually and, if it is virtually certain that an inflow of economic benefits will arise, the asset and related income are recognized in the period in which the change occurs.

Revenue
l. Revenue

Sale of goods

Revenue is recognized when the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods and the amount of revenue can be measured reliably. Revenue from the sale of goods includes relevant taxes and is measured at the fair value of the consideration received or receivable, net of returns, sales tax and applicable trade discounts and allowances. Revenue includes shipping and handling costs billed to the customer.

Revenue from sales of generic products in India is recognized upon delivery of products to distributors by clearing and forwarding agents of the Company. Significant risks and rewards in respect of ownership of generic products are transferred by the Company when the goods are delivered to distributors from clearing and forwarding agents. Clearing and forwarding agents are generally compensated on a commission basis as a percentage of sales made by them. Revenue from sales of active pharmaceutical ingredients and intermediates in India is recognized on delivery of products to customers (generally formulation manufacturers), from the factories of the Company.

Revenue from export sales and other sales outside of India is recognized when the significant risks and rewards of ownership of products are transferred to the customers, which occurs upon delivery of the products to the customers unless the terms of the applicable contract provide for specific revenue generating activities to be completed, in which case revenue is recognized once all such activities are completed.

Profit share revenues

The Company from time to time enters into marketing arrangements with certain business partners for the sale of its products in certain markets. Under such arrangements, the Company sells its products to the business partners at a non-refundable base purchase price agreed upon in the arrangement and is also entitled to a profit share which is over and above the base purchase price. The profit share is typically dependent on the business partner’s ultimate net sale proceeds or net profits, subject to any reductions or adjustments that are required by the terms of the arrangement. Such arrangements typically require the business partner to provide confirmation of units sold and net sales or net profit computations for the products covered under the arrangement.

Revenue in an amount equal to the base purchase price is recognized in these transactions upon delivery of products to the business partners. An additional amount representing the profit share component is recognized as revenue in the period which corresponds to the ultimate sales of the products made by business partners only when the collectability of the profit share becomes probable and a reliable measurement of the profit share is available. Otherwise, recognition is deferred to a subsequent period pending satisfaction of such collectability and measurability requirements. In measuring the amount of profit share revenue to be recognized for each period, the Company uses all available information and evidence, including any confirmations from the business partner of the profit share amount owed to the Company, to the extent made available before the date the Company’s Board of Directors authorizes the issuance of its financial statements for the applicable period.

Milestone payments and out licensing arrangements

Revenues include amounts derived from product out-licensing agreements. These arrangements typically consist of an initial up-front payment on inception of the license and subsequent payments dependent on achieving certain milestones in accordance with the terms prescribed in the agreement. Non-refundable up-front license fees received in connection with product out-licensing agreements are deferred and recognized over the period in which the Company has continuing performance obligations. Milestone payments which are contingent on achieving certain clinical milestones are recognized as revenues either on achievement of such milestones, if the milestones are considered substantive, or over the period the Company has continuing performance obligations, if the milestones are not considered substantive. If milestone payments are creditable against future royalty payments, the milestones are deferred and released over the period in which the royalties are anticipated to be paid.

Provision for chargeback, rebates and discounts

Provisions for chargeback, rebates, discounts and Medicaid payments are estimated and provided for in the year of sales and recorded as reduction of revenue. A chargeback claim is a claim made by the wholesaler for the difference between the price at which the product is initially invoiced to the wholesaler and the net price at which it is agreed to be procured from the Company. Provisions for such chargebacks are accrued and estimated based on historical average chargeback rate actually claimed over a period of time, current contract prices with wholesalers/other customers and estimated inventory holding by the wholesaler.

Shelf stock adjustments

Shelf stock adjustments are credits issued to customers to reflect decreases in the selling price of products sold by the Company, and are accrued when the prices of certain products decline as a result of increased competition upon the expiration of limited competition or exclusivity periods. These credits are customary in the pharmaceutical industry, and are intended to reduce the customer inventory cost to better reflect the current market prices. The determination to grant a shelf stock adjustment to a customer is based on the terms of the applicable contract, which may or may not specifically limit the age of the stock on which a credit would be offered.

Sales Returns

The Company accounts for sales returns accrual by recording an allowance for sales returns concurrent with the recognition of revenue at the time of a product sale. This allowance is based on the Company’s estimate of expected sales returns. The Company deals in various products and operates in various markets. Accordingly, the estimate of sales returns is determined primarily by the Company’s historical experience in the markets in which the Company operates. With respect to established products, the Company considers its historical experience of sales returns, levels of inventory in the distribution channel, estimated shelf life, product discontinuances, price changes of competitive products, and the introduction of competitive new products, to the extent each of these factors impact the Company’s business and markets. With respect to new products introduced by the Company, such products have historically been either extensions of an existing line of product where the Company has historical experience or in therapeutic categories where established products exist and are sold either by the Company or the Company’s competitors.

Services

Revenue from services rendered, which primarily relate to contract research, is recognized in the consolidated income statement as the underlying services are performed. Upfront non-refundable payments received under these arrangements are deferred and recognized as revenue over the expected period over which the related services are expected to be performed.

Export entitlements

Export entitlements from government authorities are recognized in the consolidated income statement as a reduction from “Cost of Revenues” when the right to receive credit as per the terms of the scheme is established in respect of the exports made by the Company, and where there is no significant uncertainty regarding the ultimate collection of the relevant export proceeds.

License fees

The Company enters into certain dossier sales, licensing and supply arrangements with various parties. Income from licensing arrangements is generally recognized over the term of the contract. Some of these arrangements include certain performance obligations by the Company. Revenue from such arrangements is recognized in the period in which the Company completes all its performance obligations.

Shipping and handling costs
m. Shipping and handling costs

Shipping and handling costs incurred to transport products to customers, and internal transfer costs incurred to transport the products from the Company’s factories to its various points of sale, are included in selling, general and administrative expenses.

Finance income and expense
n. Finance income and expense

Finance income consists of interest income on funds invested (including available-for-sale financial assets), dividend income and gains on the disposal of available-for-sale financial assets. Interest income is recognized in the consolidated income statement as it accrues, using the effective interest method. Dividend income is recognized in the consolidated income statement on the date that the Company’s right to receive payment is established. The associated cash flows are classified as investing activities in the statement of cash flows. Finance expenses consist of interest expense on loans and borrowings.

Borrowing costs are recognized in the consolidated income statement using the effective interest method. The associated cash flows are classified as financing activities in the statement of cash flows.

Foreign currency gains and losses are reported on a net basis within finance income and expense. These primarily include: exchange differences arising on the settlement or translation of monetary items; changes in the fair value of derivative contracts that economically hedge monetary assets and liabilities in foreign currencies and for which no hedge accounting is applied; and the ineffective portion of cash flow hedges.

Income tax
o. Income tax

Income tax expense consists of current and deferred tax. Income tax expense is recognized in the consolidated income statement except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences:

-	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit;
-	temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and
-	taxable temporary differences arising upon the initial recognition of goodwill.

Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Any deferred tax asset or liability arising from deductible or taxable temporary differences in respect of unrealized inter-company profit or loss on inventories held by the Company in different tax jurisdictions is recognized using the tax rate of the jurisdiction in which such inventories are held. Withholding tax arising out of payment of dividends to shareholders under the Indian Income tax regulations is not considered as tax expense for the Company and all such taxes are recognized in the statement of changes in equity as part of the associated dividend payment.

Earnings per share
p. Earnings per share

The Company presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which includes all stock options granted to employees.

Government grants
q. Government grants

The Company recognizes government grants only when there is reasonable assurance that the conditions attached to them will be complied with, and the grants will be received. Government grants received in relation to assets are presented as a reduction to the carrying amount of the related asset. Grants related to income are deducted in reporting the related expense in the consolidated income statement.

Segment Reporting
r. Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief executive officer of the Company is responsible for allocating resources and assessing performance of the operating segments and accordingly is identified as the chief operating decision maker.

Recent accounting pronouncements
s. Recent accounting pronouncements

Standards issued but not yet effective and not early adopted by the Company

IFRS 9, Financial instruments

In July 2014, the IASB issued the final version of IFRS 9, “Financial instruments”. IFRS 9 significantly differs from IAS 39, “Financial Instruments: Recognition and Measurement”, and includes a logical model for classification and measurement, a single, forward-looking “expected loss” impairment model and a substantially-reformed approach to hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted.

Detailed below is a summary of the impact of IFRS 9 on the classifications of investments in the consolidated financial statements of the Company:

Type of instrument	Classification under IAS 39	Classification under IFRS 9
Investments in mutual funds	Classified as available-for-sale financial assets, with fair value differences recognized in OCI.	Classified as debt instruments at fair value through profit and loss (“FVTPL”), with all the fair value changes on subsequent re-measurement recognized in the consolidated income statement.
Investments in equity instruments	Classified as available-for-sale financial assets, with fair value differences recognized in OCI.
All equity investments within the scope of IFRS 9 are measured at fair value. Equity instruments which are held for trading and contingent consideration recognized by an acquirer in a business combination to which IFRS 3 applies are classified as FVTPL. For all other equity instruments, on initial recognition, the Company may make an irrevocable election to present subsequent changes in the fair value in OCI. The Company may make such election on an instrument-by-instrument basis.

If the Company decides to classify an equity instrument as at fair value through other comprehensive income (“FVTOCI”), then all fair value changes on the instrument, excluding dividends, are recognized in OCI. There will be no recycling of the amounts from OCI to the consolidated income statement, even on sale of the investment. However, the Company may transfer the cumulative gain or loss within equity.

Equity instruments included within the FVTPL category are measured at fair value, with all changes recognized in the consolidated income statement.

Impact on impairment of trade receivables

In accordance with IFRS 9, the Company shall apply the expected credit loss (“ECL”) model for measurement and recognition of impairment loss on its trade receivables or any contractual right to receive cash or another financial asset that result from transactions that are within the scope of IFRS 15.

For this purpose, the Company can choose to follow a “simplified approach” for recognition of impairment loss allowance on the trade receivable balances. The application of the simplified approach does not require the Company to track changes in credit risk. Rather, it recognizes impairment loss allowance based on lifetime ECLs at each reporting date, right from its initial recognition.

For this purpose, the Company has designed a provision matrix to determine impairment loss allowance on the portfolio of its trade receivables. The provision matrix is based on its historically observed default rates over the expected life of the trade receivables and is adjusted for forward-looking estimates. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

Impact on hedge accounting

The new hedge accounting model introduced by the standard requires hedge accounting relationships to be based upon the Company’s own risk management strategy and objectives, and to be discontinued only when the relationships no longer qualify for hedge accounting. Based on the impact of the adoption assessment performed, the Company believes that its existing hedge relationships will continue to be designated as such under the new hedge accounting requirements.

The Company implemented the new standard on April 1, 2018 and applied the modified retrospective method, which requires the recognition of the cumulative effect of initially applying IFRS 9, as at April 1, 2018, to retained earnings and not restate prior years.

IFRS 15, Revenue from Contracts with Customers

In May 2014, the IASB issued IFRS 15, “Revenue from Contracts with Customers”. This comprehensive new standard will supersede existing revenue recognition guidance, and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements. IFRS 15 is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted.

The Company adopted IFRS 15 effective April 1, 2018, using the modified retrospective method. The adoption of IFRS 15 does not have any significant impact on the Company’s recognition of revenues from product sales, service income and license fee.

IFRS 16, Leases

In January 2016, the IASB issued a new standard, IFRS 16, “Leases”. The new standard brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17, “Leases”, and related interpretations and is effective for annual reporting periods beginning on or after January 1, 2019. Earlier adoption of IFRS 16 is permitted if IFRS 15, “Revenue from Contracts with Customers”, has also been applied.

Upon adoption, a portion of the annual operating lease expense, which is currently fully recognized as functional expense, will be recognized as finance expense. Further, a portion of the annual lease payments recognized in the cash flow statement as reduction of lease liability will be recognized as outflow from financing activities, which are currently fully recognized as an outflow from operating activities.

The undiscounted and non-cancellable operating lease commitments of Rs.1,929 and Rs.1,710 as at March 31, 2018 and 2017, respectively, as disclosed in Note 27 of these consolidated financial statements, provide an indicator of the impact of implementation of IFRS 16 on the consolidated financial statements of the Company. Accordingly, the Company believes that the adoption of IFRS 16 will not have a material impact on its consolidated financial statements.

IFRIC 22, Foreign Currency Transactions and Advance Consideration

In December 2016, the IASB issued IFRIC Interpretation 22, “Foreign Currency Transactions and Advance Consideration,” which addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency. IFRIC Interpretation 22 is effective for annual reporting periods beginning on or after January 1, 2018. The Company believes that the adoption of IFRIC 22 does not have a material impact on its consolidated financial statements.

IFRIC 23, Uncertainty over Income Tax treatments

On June 7, 2017, the IFRS Interpretations Committee issued IFRIC 23, which clarifies how the recognition and measurement requirements of IAS 12 “Income taxes”, are applied where there is uncertainty over income tax treatments.

IFRIC 23 explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. An uncertain tax treatment is any tax treatment applied by an entity where there is uncertainty over whether that treatment will be accepted by the applicable tax authority. For example, a decision to claim a deduction for a specific expense or not to include a specific item of income in a tax return is an uncertain tax treatment if its acceptability is uncertain under applicable tax law. The interpretation provides specific guidance in several areas where previously IAS 12 was silent. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits, including tax rates.

The interpretation is effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted. An entity can, on initial application, elect to apply this interpretation either:

•	retrospectively applying IAS 8, if possible without the use of hindsight; or
•
retrospectively, with the cumulative effect of initially applying the interpretation recognized at the date of initial application as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate).

The Company is in the process of evaluating the impact of IFRIC 23 on the consolidated financial statements and the period of adoption.

Share capital
t. Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and stock options are recognized as a deduction from equity, net of any tax effects.

When shares recognized as equity are repurchased, the amount of consideration paid, which includes costs that are directly attributable, is recognized as a deduction from equity.